Impairments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Impairment Assets [Line Items]
Impairment of assets	$ 14	$ 32
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	9	0
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	3	9
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	4
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	2	0
Americas [Member] | Serra Grande [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 3